Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (113,056)	$ (35,103)	$ (27,137)
Other comprehensive income, net of tax:
Unrealized gain (loss) on available-for-sale debt securities, net of tax	(179)	176	510
Reclassification adjustment for realized gain on sale of available-for-sale debt securities, net of tax	(507)	0	0
Comprehensive loss	$ (113,742)	$ (34,927)	$ (26,627)